May 5, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Guggenheim Variable Funds Trust (the “Registrant”)

File Nos. 002-59353 and 811-02753

Post-Effective Amendment No. 105 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned hereby certifies, on behalf of the Registrant, that the form of the Registrant’s Prospectus and the Statement of Additional Information for each of its series do not differ from those contained in the Amendment, which was accepted on the EDGAR system on April 29, 2021.

No fees are required in connection with this filing. If you have any questions concerning this filing, please contact me at (785) 438-3226 or Julien Bourgeois of Dechert LLP at (202) 261-3451.

Sincerely,
By:	/s/ Amy J. Lee
Amy J. Lee
Vice President and Chief Legal Officer
Guggenheim Variable Funds Trust